UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02201

Rivus Bond Fund (Formerly 1838 Bond - Debenture Trading Fund)

(Exact name of registrant as specified in charter)

113 King Street

Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS

June 30, 2006

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Amortized Cost (Note 1)		Value (Note 1)

LONG TERM DEBT SECURITIES (97.14%)

AUTOMOTIVE (7.66%)
Auburn Hills Trust, Gtd. Ctfs., 12.375%, 05/01/20	A3/BBB	$1,000	$1,000,000		$1,411,493
Ford Holdings, LLC, Gtd., 9.30%, 03/01/30	Ba3/B+	1,000	1,107,152		845,000
Ford Motor Co., Debs., 8.90%, 01/15/32	Ba3/B+	1,560	1,544,670		1,244,100
Ford Motor Credit Co., 7.00%, 10/01/13	Ba2/B+	2,000	2,049,952		1,721,276
General Motors Acceptance Corp., Notes, 6.125%, 09/15/06	Ba1/BB	1,000	999,339		998,523
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11	Ba1/BB	1,000	1,006,010		969,508
Meritor Automotive, Notes, 6.80%, 02/15/09	Ba3/BB-	87	88,518		84,173

			7,795,641		7,274,073

CHEMICALS (0.52%)
IMC Global, Inc., Debs., 6.875%, 07/15/07	B1/B+	500	510,285		498,750

COMMERCIAL SERVICES (0.84%)
Avis Budget Car Rental LLC, Sr. Notes, 7.576%, 05/15/14, 144A (b)	Ba3/BB-	250	250,000		249,375
Cendant Corp., Sr. Notes, 7.375%, 01/15/13	Baa1/BBB+	500	553,765		547,060

			803,765		796,435

CONSUMER PRODUCTS (0.79%)
Newell Rubbermaid, Inc., 6.00%, 03/15/07	Baa2/BBB+	750	754,680		750,323

DIVERSIFIED FINANCIAL SERVICES (17.43%)
Bank of America Corp., Sub. Notes, 7.40%, 01/15/11	Aa3/A+	1,000	1,039,508		1,064,017
CIT Group, Inc., Sr. Notes, 7.375%, 04/02/07	A2/A	1,800	1,832,955		1,822,421
Citicorp Capital II, Gtd., 8.015%, 02/15/27	Aa2/A	2,000	2,010,921		2,100,710
Credit Suisse FB USA, Inc., Notes, 4.875%, 08/15/10	Aa3/AA-	500	499,968		484,625
General Electric Capital Corp., Notes, 6.125%, 02/22/11	Aaa/AAA	1,000	1,058,905		1,018,794
General Electric Capital Corp., 6.00%, 06/15/12	Aaa/AAA	1,725	1,766,812		1,744,815
Household Finance Corp., Notes, 6.75%, 05/15/11	Aa3/AA-	1,500	1,500,056		1,556,015
HSBC America Capital Trust II, Gtd., 8.38%, 05/15/27, 144A	NR/A	2,500	2,564,458		2,647,620
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12	Aaa/AA+	500	499,165		525,282
Residential Capital Corp., 6.375%, 06/30/10	Baa3/BBB-	1,000	997,598		986,391
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11	A2/A-	500	490,234		530,632
UBS PFD Funding Trust I, Gtd., 8.622%, 10/10/49 (b)	A1/AA-	1,000	1,007,682		1,093,919
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/15/42 (b)	A2/A-	1,000	1,000,000		970,402

			16,268,262		16,545,643

ENERGY (6.75%)
Apache Corp., Notes, 7.70%, 03/15/26	A3/A-	500	522,311		581,405
ChevronTexaco, Debs., 7.50%, 03/01/43	Aa2/AA	2,000	1,979,072		2,163,584
Transocean, Inc., Notes, 7.50%, 04/15/31	Baa1/A-	500	497,920		556,434
Western Atlas, Inc., Debs., 8.55%, 06/15/24	A2/A	2,539	2,635,191		3,100,820

			5,634,494		6,402,243

GAMING, LODGING & LEISURE (4.79%)
Caesars Entertainment, Sr. Notes, 7.50%, 09/01/09	Baa3/BBB-	1,000	1,055,422		1,038,219
MGM Mirage, Inc., Co. Gty, 6.00%, 10/01/09	Ba2/BB	1,000	994,365		972,500
Mohegan Tribal Gaming Authority, Sr. Notes, 6.375%, 07/15/09	Ba3/B+	500	511,800		486,875
Royal Caribbean Cruises Ltd., Sr. Notes, 6.75%, 03/15/08	Ba1/BBB-	1,000	958,398		1,004,086
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%, 05/01/12	Ba1/BB+	1,000	996,893		1,043,750

			4,516,878		4,545,430

HOME BUILDERS (1.00%)
Centex Corp., Notes, 5.45%, 08/15/12	Baa2/BBB	1,000	995,397		947,074

INDUSTRIAL (1.33%)
Case New Holland, Inc., Sr. Notes, 6.00%, 06/01/09	Ba3/BB-	500	498,286		486,250
Tyco International Group SA, Co. Gty, 6.75%, 02/15/11	Baa3/BBB+	750	781,921		773,812

			1,280,207		1,260,062

INSURANCE (4.47%)
AIG Sunamerica Global Finance VI, 6.30%, 05/10/11, 144A	Aa2/AA+	1,000	1,078,714		1,021,820
Berkshire Hathaway Finance Corp., 5.10%, 07/15/14	Aaa/AAA	1,000	1,001,703		952,465
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 (c)	WR/NR	1,500	1,557,509		1,759,350
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12	A3/A-	500	498,337		507,423

			4,136,263		4,241,058

MEDIA (14.54%)
Clear Channel Communication, Co. Gty, 8.00%, 11/01/08	Baa3/BBB-	1,000	1,051,091		1,039,700
Comcast Corp., Gtd., 7.05%, 03/15/33	Baa2/BBB+	2,000	2,189,357		2,028,972
CSC Holdings, Inc., Sr. Notes, 7.25%, 07/15/08	B2/B+	500	520,490		500,625
Dex Media West LLC, Sr. Notes, 8.50%, 08/15/10	B1/B	500	531,223		518,750
Echostar DBS Corp., Sr. Notes, 5.75%, 10/01/08	Ba3/BB-	500	497,958		488,750
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22	WR/A-	2,000	2,129,770		2,447,912
News America Holdings, Inc., Gtd., 7.90%, 12/01/95	Baa2/BBB	1,400	1,298,991		1,447,424
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13	Ba3/BB-	1,000	1,006,209		817,500
Time Warner, Inc., Debs., 9.15%, 02/01/23	Baa2/BBB+	3,000	3,134,971		3,557,619
Viacom, Inc., Sr. Notes, 5.75%, 04/30/11, 144A	Baa3/BBB	700	695,958		687,553
Viacom, Inc., Sr. Debs., 7.875%, 07/30/30	Baa3/BBB	250	246,444		262,365

			13,302,462		13,797,170

PAPER (4.42%)
Abitibi-Consolidated, Inc., Debs., 8.85%, 08/01/30	B1/B+	1,500	1,500,012		1,267,500
Smurfit Capital Funding PLC, Debs., 7.50%, 11/20/25	B1/B+	2,000	1,992,382		1,820,000
Union Camp Corp., Debs., 9.25%, 02/01/11	Baa3/BBB	1,000	996,455		1,111,718

			4,488,849		4,199,218

PHARMACEUTICALS (1.61%)
Bristol-Myer Squibb, 5.75%, 10/01/11	A1/A+	1,000	1,029,979		997,335
Monsanto Co. (Pharmacia Corp), 6.50%, 12/01/18	Aaa/AAA	500	576,062		527,893

			1,606,041		1,525,228

REAL ESTATE INVESTMENT TRUST (5.36%)
CarrAmerica Realty Corp., 5.50%, 12/15/10	Baa2/BBB	500	499,785		503,611
EOP Operating LP, Sr. Notes, 7.25%, 02/15/18	Baa2/BBB	1,000	994,157		1,070,858
Host Marriott LP, Sr. Notes, 7.00%, 08/15/12	Ba2/BB	500	523,575		495,625
i Star Financial, Inc., 6.00%, 12/15/10	Baa2/BBB	1,000	1,016,764		996,351
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18	Baa2/BBB	1,000	999,397		1,060,377
Nationwide Health Properties, Inc., Notes, 6.00%, 05/20/15	Baa3/BBB-	500	499,520		478,433
Prologis, Sr. Notes, 5.50%, 04/01/12	Baa1/BBB+	500	497,351		486,764

			5,030,549		5,092,019

RETAIL & RESTAURANT (0.54%)
Darden Restaurants, Inc., Debs., 7.125%, 02/01/16	Baa1/BBB+	500	445,415		516,940

TELECOMMUNICATIONS (9.63%)
Deutsche Telekom International Finance BV, Gtd., 8.25%, 06/15/30	A3/A-	2,000	2,486,380		2,309,100
France Telecom SA, Notes, 7.75%, 03/01/11 (d)	A3/A-	750	817,757		805,654
GTE Corp., Debs., 6.94%, 04/15/28	Baa1/A	2,000	2,106,371		1,953,896
SBC Communications, Inc., Notes, 5.875%, 08/15/12	A2/A	500	494,840		494,547
Sprint Capital Corp., Co. Gty, 6.90%, 05/01/19	Baa2/A-	1,750	1,760,325		1,797,922
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30	A3/A	1,646	1,674,726		1,775,290

			9,340,399		9,136,409

UTILITIES (5.31%)
Dominion Resources, Inc., Sr. Notes, 6.75%, 12/15/32	Baa2/BBB	1,000	997,747		993,965
Hydro-Quebec, Gtd. Debs., 8.25%, 04/15/26	Aa3/A+	1,550	1,486,750		1,976,121
Midamerican Funding LLC, 6.927%, 03/01/29	A3/BBB+	500	500,000		529,991
NSTAR, Notes, 8.00%, 02/15/10	A2/A	500	499,141		534,301
Ohio Power Co., Sr. Notes, 6.00%, 06/01/16	A3/BBB	500	499,752		493,045
Old Dominion Electric Coop., 6.25%, 06/01/11	Aaa/AAA	500	500,378		511,371

			4,483,768		5,038,794

MORTGAGE BACKED SECURITIES (7.91%)
FHLMC Pool # B11892, 4.50%, 01/01/19	Aaa/AAA	1,797	1,810,706		1,699,562
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AAA	1,235	1,267,876		1,219,920
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AAA	2,748	2,799,805		2,646,016
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AAA	1,815	1,870,648		1,828,971
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AAA	75	75,577		77,218
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AAA	34	34,247		36,009

			7,858,859		7,507,696

U.S. GOVERNMENT AGENCY (2.24%)
FNMA, Notes, 7.125%, 03/15/07	Aaa/AAA	2,100	2,135,842		2,122,084

TOTAL LONG TERM DEBT SECURITIES			91,388,056		92,196,649

INVESTMENT COMPANIES (1.20%)		Shares

High Yield Plus Fund		33	223,875		106,332
PNC Bank Money Market Account		1,034	1,034,092		1,034,092

			1,257,967		1,140,424

TOTAL INVESTMENTS (98.34%)			$92,646,023	*	93,337,073

OTHER ASSETS AND LIABILITIES (1.66%)					1,573,339

NET ASSETS (100.00%)					$94,910,412

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2006 and may have changed subsequently.
(b)	Variable rate security. Rate disclosed is as of June 30, 2006.
(c)	Security was valued using fair value procedures as of June 30, 2006.
(d)	Multi-Step Coupon. Rate disclosed is as of June 30, 2006.
144A -

Securities were purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 4.85% of net assets.

*	Aggregate cost for Federal income tax purposes is $92,646,023

Gross unrealized appreciation	$3,829,400
Gross unrealized depreciation	(3,138,350)

Net unrealized appreciation	$691,050

Legend
Co. Gty - Company Guaranty
Ctfs. - Certificates
Debs. - Debentures
GNSF - Government National Mortgage Association
Gtd. - Guranteed
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association (Single Family)
NR - Not Rated
Sr. - Senior
Sub.- Subordinated
WR - Withdrawn Rating

Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Directors. At June 30, 2006, Penn Central Corp. was valued using fair value procedures and represented 1.85% of net assets.

For more information with regards to significant accounting policies, see the mose recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rivus Bond Fund (Formerly 1838 Bond - Debenture Trading Fund)

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President (principal executive officer)

Date	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President, (principal executive officer )

Date	August 21, 2006

By (Signature and Title)*	/s/ Marc D. Morris

Marc D. Morris, Treasurer, (principal financial officer )

Date	August 21, 2006

*        Print the name and title of each signing officer under his or her signature.